Loss before Income Taxes - Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share based payments expense^
Performance rights granted	$ 1,281,379	$ 5,591,417	$ 5,094,244
Share rights granted	279,365	444,613	399,982
Options granted	(2,703,380)	(512,470)	127,734
Total expense from share-based payment transactions	(1,142,636)	5,523,560	5,621,960
Borrowing costs
Interest accrued and costs associated with convertible notes	10,124,844	1,776,230	980,852
Unwinding of fair value gain	56,697	25,510	18,553
Interest accrued on borrowings	1,764,900	1,765,258	1,864,697
Total borrowing costs	$ 11,946,441	$ 3,566,998	$ 2,864,102